Net Income Per Limited Partner Unit (Details) $ / shares in Units, $ in Thousands				2 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jul. 15, 2015 $ / shares	Apr. 15, 2015 $ / shares	Feb. 02, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares $ / item shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Nov. 10, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / item shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Earnings Per Unit
Distribution declared				$ 14,322	$ 28,858		$ 56,196
Distributions in excess of earnings				(6,900)
Net income (loss) and comprehensive income (loss)				$ 7,422	$ 35,124	$ 22,380	$ 67,451	$ 37,689	$ 98,219	$ 127,875	$ 2,015	$ (4,715)
Weighted average units outstanding:
Weighted average units outstanding - basic | shares					151,882		151,882			75,940,957
Basic and diluted | shares				151,882
Net income attributable to Antero Midstream Partners LP subsequent to IPO
Cash distribution declared | $ / shares	$ 0.19	$ 0.18	$ 0.0943				$ 0.19
Limited partner minimum quarterly distribution per partnership agreement | $ / item				0.1700						0.17
Quarterly cash distribution			$ 14,000
Minimum quarterly cash distribution (per unit) | $ / item				0.1700						0.17
General Partner
Earnings Per Unit
Net income (loss) and comprehensive income (loss)				$ 22,200
Subordinated units
Earnings Per Unit
Distribution declared					$ 14,429
Subordinated units | Limited Partner (Common units)
Earnings Per Unit
Distribution declared				7,161			$ 28,098
Distributions in excess of earnings				(3,450)
Net income (loss) and comprehensive income (loss)				$ 3,711
Weighted average units outstanding:
Basic and diluted | shares				75,941
Net income attributable to Antero Midstream Partners LP subsequent to IPO
Total earnings per unit | $ / shares				$ 0.05
Cash distribution declared | $ / shares					$ 0.19		$ 0.37
Quarterly cash distribution					$ 14,429		$ 28,098
Common Unitholders Public
Earnings Per Unit
Distribution declared				$ 4,338	8,740		17,020
Distributions in excess of earnings				(2,090)
Net income (loss) and comprehensive income (loss)				$ 2,248
Weighted average units outstanding:
Basic and diluted | shares				46,000
Net income attributable to Antero Midstream Partners LP subsequent to IPO
Total earnings per unit | $ / shares				$ 0.05
Common Unitholder Antero
Earnings Per Unit
Distribution declared				$ 2,823	$ 5,689		$ 11,078
Distributions in excess of earnings				(1,360)
Net income (loss) and comprehensive income (loss)				$ 1,463
Weighted average units outstanding:
Basic and diluted | shares				29,941
Net income attributable to Antero Midstream Partners LP subsequent to IPO
Total earnings per unit | $ / shares				$ 0.05